Balance Sheet Components - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 179		$ 179	$ 0
Property, plant and equipment, and finance lease right-of-use asset gross	102,807		101,624	82,987
Less: Accumulated depreciation and amortization	(51,796)		(48,037)	(35,472)
Total	51,011		53,587	47,515
Reimbursable equipment costs	1,200
Depreciation and amortization expense	3,759	$ 3,706	15,536	12,643	$ 9,254
Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,727		4,708	3,830
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,900		8,849	6,558
Internally used vehicles and charging systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,230		19,136	12,936
Leased vehicles and batteries
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,160		7,081	10,715
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,241		10,234	8,275
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25,527		26,026	14,237
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,854		1,854	1,876
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,029		21,727	17,918
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,960		$ 1,830	$ 6,642